Risk/Return Detail Data - FidelityAdvisorBalancedFund-AMCIZPRO	Oct. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Balanced Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Balanced Fund seeks both income and growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35 % of the average value of its portfolio.
Portfolio Turnover, Rate	35.00%
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral. Investing at least 25% of total assets in fixed-income senior securities. Investing in domestic and foreign issuers. With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Aug. 13, 2013
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2022
Bar Chart, Year to Date Return	(22.38%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	17.88%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(13.57%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Fidelity Advisor Balanced Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.81%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	$ 653
3 years	819
5 years	999
10 years	1,519
1 Year	653
3 Years	819
5 Years	999
10 Years	$ 1,519
2012	12.39%
2013	20.20%
2014	9.83%
2015	0.03%
2016	6.93%
2017	16.09%
2018	(4.45%)
2019	23.75%
2020	22.11%
2021	17.89%
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Fidelity Advisor Balanced Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.38%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual operating expenses	1.57%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 260
3 years	496
5 years	855
10 years	1,663
1 Year	160
3 Years	496
5 Years	855
10 Years	$ 1,663
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Fidelity Advisor Balanced Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual operating expenses	1.06%
1 year	$ 454
3 years	675
5 years	914
10 years	1,599
1 Year	454
3 Years	675
5 Years	914
10 Years	$ 1,599
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Fidelity Advisor Balanced Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.56%
1 year	$ 57
3 years	179
5 years	313
10 years	701
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Fidelity Advisor Balanced Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.45%
1 year	$ 46
3 years	144
5 years	252
10 years	567
1 Year	46
3 Years	144
5 Years	252
10 Years	$ 567
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Return Before Taxes | Fidelity Advisor Balanced Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.89%
Past 5 years	14.60%
Past 10 years	12.11%
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Return Before Taxes | Fidelity Advisor Balanced Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.00%
Past 5 years	13.74%
Past 10 years	11.44%
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Return Before Taxes | Fidelity Advisor Balanced Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.60%
Past 5 years	14.31%
Past 10 years	11.84%
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Return Before Taxes | Fidelity Advisor Balanced Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	18.18%
Past 5 years	14.89%
Past 10 years	12.40%
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | Return Before Taxes | Fidelity Advisor Balanced Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	18.31%
Past 5 years	15.03%
Since Inception	11.99%	[3]
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | After Taxes on Distributions | Fidelity Advisor Balanced Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	15.54%
Past 5 years	12.89%
Past 10 years	10.67%
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | After Taxes on Distributions and Sales | Fidelity Advisor Balanced Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	11.41%
Past 5 years	11.19%
Past 10 years	9.53%
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
FidelityAdvisorBalancedFund-AMCIZPRO | Fidelity Advisor Balanced Fund | F0021
Risk/Return:
Label	Fidelity Balanced 60/40 Composite Index℠
Past 1 year	15.86%
Past 5 years	12.62%
Past 10 years	11.14%

[1]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	B On Class C shares redeemed less than one year after purchase.
[3]	A From August 13, 2013